Summary of Significant Accounting Policies (Details Narrative)			12 Months Ended
	Jan. 02, 2019	Jul. 01, 2017	Dec. 31, 2019 USD ($) Number	Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)
Cash equivalents
Cash and cash equivalents			1,519,666	1,653,260
Allowance for doubtful accounts			7,212,644	3,683,842		$ 2,981,705
Impairment of long-lived assets
Revenue			13,791,303	20,578,340	[1]	18,189,274	[1]
Rental income			424,000	350,000
Operating lease, description		The Company entered into a lease agreement with Shenzhen Taoping for leasing the Company's office space located at 18th Floor, Education and Technology Building, Zhuzilin, Futian District, Shenzhen City which has been renewed on July 1, 2019 and expires on June 30, 2022.
Recognized revenue			335,000	1,290,000		1,430,000
Stock-based compensation expense			$ 580,000	$ 629,000		$ 583,000
Number of reportable segments | Number			2
Average Yearly RMB [Member]
Foreign currency exchange rate, translation			6.9072	6.6079		6.7561
Accounting Standards Update 2016-02 [Member] | Non-cancelable Operating Lease Agreements [Member]
Operating lease, description	The Company owns two units of office space renting out to a third party and a related party under non-cancelable operating lease agreements with lease terms of six years starting from May 1, 2016 and three years starting from July 1, 2019, respectively.
Accounting Standards Update 2016-02 [Member] | Non-cancelable Operating Lease Agreements [Member] | Third Party [Member]
Operating lease term	6 years
Accounting Standards Update 2016-02 [Member] | Non-cancelable Operating Lease Agreements [Member] | Related Party [Member]
Operating lease term	3 years
Minimum [Member]
Non-cancelable operating lease agreements, lease terms			3 years
Maximum [Member]
Non-cancelable operating lease agreements, lease terms			6 years
System Integration [Member]
Revenue						$ 390,465

[1]	Revenues by operating segments exclude intercompany transactions.